UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

                                                 3007 Dehesa Road

                                                                   El Cajon, CA                             92019

                                                                     (Address of principal executive offices)

                                                                           (Zip code)

John Tang

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sycuan US Value Fund

	Schedule of Investments
	December 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
9,000	Cisco Systems Inc. *	$ 154,080	4.02%

Electronic Computers
5,100	Dell Inc. *	152,745	3.98%

Electronic Connectors
5,500	Tyco International Ltd.	158,730	4.14%

Finance Services
3,700	First Data Corp.	159,137	4.15%

Fire, Marine & Casualty Insurance
2,200	American International Group Inc.	150,106	3.92%

Food & Kindred Products
620	Altria Group Inc.	46,326	1.21%

Grain Mill Products
3,300	Kellogg Co.	142,626	3.72%

Insurance Agents, Brokers and Service
4,400	Marsh & McLennan Companies Inc.	139,744	3.64%

Malt Beverages
3,500	Anheuser-Busch Companies Inc.	150,360	3.92%

National Commercial Banks
3,300	Bank of America Corp.	152,295
3,100	Citigroup	150,443
		302,738	7.89%

Newspapers: Publishing or Publishing & Printing
2,300	Gannett Co. Inc.	139,311
9,800	News Corp. B *	162,778
		302,089	7.88%

Perfumes, Cosmetics & Other Toilet Preparations
2,300	Colgate-Palmolive Co.	126,155
4,000	Estee Lauder Companies Inc.	133,920
		260,075	6.78%

Petroleum Refining
2,600	Exxon Mobil Corp.	146,042	3.81%

Pharmaceutical Preparations
4,600	Merck & Co. Inc.	146,326
7,200	Pfizer Inc.	167,904
		314,230	8.19%

Photographic Equipment & Supplies
6,100	Eastman Kodak Co.	142,740	3.72%

Retail-Family Clothing Stores
8,500	Gap Inc.	149,940	3.91%

Services-Medical Laboratories
2,500	Laboratory Corp. of America Holdings *	134,625	3.51%

Soap, Detergents, Cleaning Preparations
2,500	Procter & Gamble Co.	144,700	3.77%

Total for Common Stock (Cost $3,057,253)		$ 3,151,033	82.16%

Cash Equivalents
700,176	First American Treasury Obligation Fund Cl Y 3.57% **	700,176	18.26%
	(Cost - $700,176)

	Total Investments	3,851,209	100.42%
	(Cost - $3,757,430)

	Liabilities in Excess of Other Assets	(15,915)	-0.42%

	Net Assets	$ 3,835,294	100.00%

* Non-Income Producing Securities
** Variable rate security; the coupon rate shown represents the rate at December 31, 2005
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

SYCUAN US VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,757,430 amounted to $93,780, which consisted of aggregate gross unrealized appreciation of $156,766 and aggregate gross unrealized depreciation of $62,986.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By : /s/ Cody Martinez

      Cody Martinez

      President

Date:                        2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Cody Martinez

      Cody Martinez

      President

Date:                        2/27/06

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                        2/27/06